Consolidated Statement of Stockholders Equity - USD ($)	Total	Series 1 Preferred Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	APIC [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2012	$ (1,515,109)	$ 11	$ 186		$ 405	$ 4,495,832	$ (5,935,282)	$ (76,261)
Preferred Stock Issued	$ 5,050,090			$ 189		5,049,901
Common Stock Issued: Preferred Series 1 Converted to Common Stock		$ (11)				11
Common Stock Issued: Preferred Series A Converted to Common Stock			$ (186)			186
Common Stock Issued: Preferred Series B Converted to Common Stock				$ (189)		189
Common Stock Issued	$ 25,110,540				$ 540	25,110,000
Exercise of stock options	$ 54,042				$ 16	$ 54,026
Common Stock Issued: Vesting of restricted stock
Common Stock Issued: Preferred Stock Dividend
Stock based compensation	$ 571,924					$ 571,924
Stock issuance costs	(944,478)					$ (944,478)
Net loss	(6,609,864)						$ (6,411,348)	$ (198,516)
Balance at Dec. 31, 2013	21,717,145				$ 961	$ 34,337,591	$ (12,346,630)	$ (274,777)
Exercise of stock options	$ 37,936				$ 13	$ 37,923
Cashless exercise of options
Cashless exercise of warrants	$ 452,874				$ 8	$ 452,866
Stock based compensation	1,066,443					$ 1,066,443
Net loss	(12,243,211)						$ (11,788,817)	$ (454,394)
Balance at Dec. 31, 2014	11,031,187				$ 982	$ 35,894,823	$ (24,135,447)	$ (729,171)
Common Stock Issued	$ 11,400,870				$ 377	$ 11,400,493
Exercise of stock options
Common Stock Issued: Vesting of restricted stock					$ 6	$ (6)
Stock based compensation	$ 1,046,086					1,046,086
Stock issuance costs	(302,461)					$ (302,461)
Accumulated other comprehensive loss	(64,238)								$ (64,238)
Net loss	(14,357,325)						$ (13,808,135)	$ (549,190)
Balance at Sep. 30, 2015	$ 8,754,119				$ 1,365	$ 48,038,935	$ (37,943,582)	$ (1,278,361)	$ (64,238)